Concentration of Credit Risk - Schedule of Concentration Risk (Details)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
State: | Florida | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			41.00%		68.00%
State: | Florida | Percentage of Total Revenues
Concentration Risk [Line Items]
Concentration risk (as a percent)					64.00%	65.00%
State: | Florida | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	45.00%	64.00%	49.00%	64.00%
State: | Texas | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			9.00%		2.00%
State: | Texas | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	13.00%	4.00%	13.00%	4.00%
State: | Pennsylvania | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			7.00%		15.00%
State: | Pennsylvania | Percentage of Total Revenues
Concentration Risk [Line Items]
Concentration risk (as a percent)					16.00%	16.00%
State: | Pennsylvania | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	16.00%	11.00%	16.00%
State: | Georgia | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			13.00%
State: | Georgia | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	7.00%		4.00%
Operator: | LCS | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			45.00%		86.00%
Operator: | LCS | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	55.00%	84.00%	62.00%	84.00%
Operator: | Pegasus Senior Living | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			9.00%
Operator: | Pegasus Senior Living | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	11.00%		9.00%
Operator: | Sunrise Senior Living | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			7.00%		14.00%
Operator: | Sunrise Senior Living | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	16.00%	12.00%	16.00%
Operator: | Cedarhurst Senior Living | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			10.00%
Operator: | Cedarhurst Senior Living | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	3.00%		1.00%
Property: | Freedom Plaza Sun City Center | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			5.00%		11.00%
Property: | Freedom Plaza Sun City Center | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	6.00%	9.00%	6.00%	9.00%
Property: | Cypress Village | Percentage of Gross Real Estate Assets | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)			5.00%		10.00%
Property: | Cypress Village | Percentage of Total Revenues | Continuing Operations
Concentration Risk [Line Items]
Concentration risk (as a percent)	5.00%	9.00%	6.00%	9.00%